Other Provisions (Details 2 ) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions		$ 7,830,828	$ 1,590,164	$ 1,732,684
Not later than one year [member]
Other provisions		405,069	349,775
Later than one year and not later than five years [member]
Other provisions		7,251,981	735,410
Over 5 years
Other provisions		173,778	504,979
Legal proceedings provision [member]
Other provisions	[1]	893,631	1,300,695	1,248,243
Legal proceedings provision [member] | Not later than one year [member]
Other provisions		405,069	349,775
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Other provisions		314,784	445,941
Legal proceedings provision [member] | Over 5 years
Other provisions		173,778	504,979
Miscellaneous other provisions [member]
Other provisions		6,937,197	289,469	$ 484,441
Miscellaneous other provisions [member] | Not later than one year [member]
Other provisions		0	0
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Other provisions		6,937,197	289,469
Miscellaneous other provisions [member] | Over 5 years
Other provisions		$ 0	$ 0

[1]	See Note 34 – Contingencies and commitments.